Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Deferred tax assets	$ 3,984	$ 13,894
Deferred tax liabilities:
Deferred tax liabilities	(4,404)	(13,894)
Deferred Income Tax Liability	(420)	0
Tax Loss Carryforwards
Deferred tax assets:
Deferred tax assets	2,568	8,351
Loans to Exar Capital
Deferred tax assets:
Deferred tax assets	0	217
Exploration and Evaluation Assets
Deferred tax assets:
Deferred tax assets	0	21
Deferred tax liabilities:
Deferred tax liabilities	(816)	0
Capital Assets
Deferred tax assets:
Deferred tax assets	0	5,234
Deferred tax liabilities:
Deferred tax liabilities	(674)	0
Investment in Cauchari-Olaroz project
Deferred tax assets:
Deferred tax assets	577	71
Financing Costs
Deferred tax liabilities:
Deferred tax liabilities	0	(2,295)
Convertible debt
Deferred tax liabilities:
Deferred tax liabilities	(2,914)	(11,290)
Other
Deferred tax assets:
Deferred tax assets	839	0
Deferred tax liabilities:
Deferred tax liabilities	$ 0	$ (309)